General (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General [Abstract]
Net loss	$ (3,353)	$ (695)	$ (1,248)
Accumulative deficit	(35,024)	(31,671)
Net amounts raised		6,382	887
Proceeds received from exercise of options into Ordinary Shares	795	$ 49
Gross proceeds of completion of an underwritten public offering	$ 13,800